Net Debt - Summary of Loans and Other Borrowings and Currency Swaps, Excluding Bank Overdrafts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 4,183	$ 2,778
Cash flows	(860)	1,354
Exchange adjustment	(107)	213
Acquisition of businesses		(19)
Disposal	(3)
Other	54	(143)
Ending balance	3,267	4,183
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	450	680
Cash flows	(32)	(65)
Exchange adjustment	(3)	(2)
Acquisition of businesses		(19)
Disposal	(3)
Other	7	(144)
Ending balance	419	450
Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	17
Other	45
Ending balance	62	17
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance		125
Cash flows		(125)
GBP173m 3.875% bonds 2022 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	235	528
Cash flows		(290)
Exchange adjustment	(3)
Other	1	(3)
Ending balance	233	235
EUR500m 1.625% bonds 2024 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	611
Cash flows		585
Exchange adjustment	(48)	26
Other	2
Ending balance	565	611
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	413	399
Exchange adjustment	(5)	13
Other	0	1
Ending balance	408	413
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	479	462
Exchange adjustment	(6)	16
Other	0	1
Ending balance	473	479
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	618	564
Exchange adjustment	(48)	53
Other	0	1
Ending balance	570	618
GBP400m 3.375% bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	542
Cash flows		511
Exchange adjustment	(7)	29
Other	2	2
Ending balance	537	542
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	818
Cash flows	(828)	738
Exchange adjustment	13	78
Other	(3)	2
Ending balance		818
Loans and other borrowings before currency swaps (excluding bank overdrafts) [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	4,166	2,758
Cash flows	(860)	1,354
Exchange adjustment	(107)	213
Acquisition of businesses		(19)
Disposal	(3)
Other	9	(140)
Ending balance	3,205	4,166
Exchange of principal [member] | Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 17	20
Cash flows		(3)
Ending balance		17
Initial fee received [member] | Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Cash flows		3
Other		$ (3)